Transactions With Related Parties (Narrative) (Detail) (USD $)	12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Jun. 03, 2008
Related Party Transaction [Line Items]
Related party notes payable	$ 41,295,000	$ 41,295,000
Line of credit facility, maximum borrowing capacity	10,000,000	10,000,000
Interest paid	33,570,000	43,832,000	51,502,000
Restricted shares expense	2,060,000	1,940,000	2,140,000
Reimbursable expense by related party	440,000	580,000	880,000
Payments for related parties, apportioned costs	210,000
Initial public offering related expenses	1,940,000
Related party transaction, description	The Company's Chief Executive Officer's son owns a 22.5% interest in Sioux Falls Financial Services, LLC, which leases to the Company certain property in South Dakota used as an operations center. The lease agreement for this property commenced on April 1, 2011 and contains customary and standard terms for similar lease arrangements. The term of the lease runs through March 31, 2020, at which point the Company has the option to renew the lease for an additional five year term.
Ownership percentage by related parties by lessor	22.50%
Payments for lease total	180,000	190,000	170,000
Repurchase of shares during the period	130,880
Subordinated Capital Note to NAB New York due June 2018
Related Party Transaction [Line Items]
Related party notes payable	35,795,000	35,795,000		35,795,000
Debt Instrument, interest rate	2.2836%
Accrued expenses
Related Party Transaction [Line Items]
Liability related to restricted stock compensation	820,000	2,360,000
Notes Payable To Related Party
Related Party Transaction [Line Items]
Interest paid	910,000	910,000	1,000,000
National Australia Bank Limited
Related Party Transaction [Line Items]
Securities purchased	0	56,120,000
Commissions to related party	0
National Australia Bank Limited | Revolving Credit Facility
Related Party Transaction [Line Items]
Debt Instrument, interest rate	1.4067%
Line of credit facility, maximum borrowing capacity	10,000,000
Line of credit outstanding	$ 5,500,000	$ 5,500,000
London Interbank Offered Rate (LIBOR) | Subordinated Capital Note to NAB New York due June 2018
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.05%
London Interbank Offered Rate (LIBOR) | National Australia Bank Limited | Revolving Credit Facility
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%